Cover	May 08, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	LAMAR ADVERTISING CO/NEW
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36756
Entity Tax Identification Number	47-0961620
Entity Address, Postal Zip Code	70808
Entity Address, State or Province	LA
Entity Address, City or Town	Baton Rouge
Entity Address, Address Line One	5321 Corporate Blvd.
Local Phone Number	926-1000
City Area Code	225
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.001 par value
Trading Symbol	LAMR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Amendment Flag	false
Entity Central Index Key	0001090425